Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-34294
Entity Registrant Name	RTB Digital, Inc.
Entity Central Index Key	0001419275
Entity Tax Identification Number	22-3962936
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4300 University Way
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98105
City Area Code	(855)
Local Phone Number	201-161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false